Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2021	Sep. 24, 2021
Document Information Line Items
Entity Registrant Name	CLPS Incorporation
Trading Symbol	CLPS
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		20,400,820
Amendment Flag	false
Entity Central Index Key	0001724542
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38505
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Unit 1102, 11th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Common Shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	c/o Unit 1102, 11th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Raymond Ming Hui Lin
City Area Code	(852)
Local Phone Number	37073600
Entity Address, Postal Zip Code	00000